GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 439	$ 388
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	282	202
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 157	$ 186